Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Cash equivalents	$ 0	$ 0	$ 0
Federal depository insurance coverage	$ 250,000	$ 250,000	250,000
Forward price	$ 10.00	$ 10.00
Unrecognized tax benefits	$ 0	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0	$ 0
Class A Ordinary Shares
Anti-dilutive securities attributable to warrants (in shares)	41,400,000	21,186,667
Class B Ordinary Shares
Anti-dilutive securities attributable to warrants (in shares)		41,400,000	41,400,000
Public Warrants
Ordinary share price		$ 18.00